Information on geographical areas - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 04, 2022
Disclosure of income taxes [line items]
Effective tax rate	28.10%	27.50%	29.60%
Weighted average statutory tax rate	24.00%	22.70%	27.50%
Expenses not deductible for tax purposes	€ 424.0	€ 398.0	€ 403.0
Income taxes paid (refund)	(2,754.0)	(2,700.0)	(1,474.0)
Credit exposure	961,863.0	931,552.0
Result before taxation	7,772.0	€ 6,037.0	17,358.0
Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	9.5
Impairment of Goodwill
Disclosure of income taxes [line items]
Tax impact of other items			32.0
Impairment of TTB
Disclosure of income taxes [line items]
Tax impact of other items			€ 165.0
Switzerland
Disclosure of income taxes [line items]
Credit exposure	16,400.0
Switzerland | Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 0.3
Switzerland | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Ireland
Disclosure of income taxes [line items]
Credit exposure	€ 4,800.0
Ireland | Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 2.1
Ireland | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Bulgaria | Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 0.6
Bulgaria | Maximum
Disclosure of income taxes [line items]
Effective tax rate	15.00%
Singapore | Pro Forma
Disclosure of income taxes [line items]
Current tax expense (income), related to Pillar Two income taxes	€ 6.5
Netherlands
Disclosure of income taxes [line items]
Effective tax rate	37.00%	32.00%	29.00%
Weighted average statutory tax rate	25.80%	25.80%	25.80%
Credit exposure	€ 210,913.0	€ 213,486.0
Netherlands | Dutch bank tax
Disclosure of income taxes [line items]
Expenses not deductible for tax purposes	246.0	189.0	€ 179.0
Russia
Disclosure of income taxes [line items]
Credit exposure			300.0	€ 6,700.0
Credit exposure recognized			500.0
Result before taxation			128.0
Foreign exchange gain			80.0
Countries other than Russia
Disclosure of income taxes [line items]
Credit exposure			€ 2,500.0
Spain
Disclosure of income taxes [line items]
Income taxes paid (refund)		43.0
Credit exposure	€ 40,533.0	€ 38,240.0